Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss)
Schedule of rollforward of Accumulated other comprehensive loss

	Predecessor				Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014				Period beginning January 1, 2014, and ending May 13, 2014
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2014	$(3,437)	$1,215	$(2,222)	Balance at December 31, 2013	$(4,877)	$693	$(4,184)
Other comprehensive income before reclassifications	804	79	883	Other comprehensive income before reclassifications	2,740	886	3,626
Amounts reclassified from AOCI	138	—	138	Amounts reclassified from AOCI	428	—	428
Income tax effect	(332)	(28)	(360)	Income tax effect	(1,118)	(313)	(1,431)

Net increase in other comprehensive income	610	51	661	Net increase in other comprehensive income	2,050	573	2,623

Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)	Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)

	Predecessor				Predecessor
	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	3,162	(167)	2,995	Other comprehensive income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase in other comprehensive income	2,238	(108)	2,130	Net increase in other comprehensive income	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

Schedule of classification and amount of reclassifications from AOCI to Condensed, Consolidated Statements of Income

	Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013	Condensed, Consolidated Statements of Income Classification
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(4)	$(14)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(134)	(283)	Other expenses

	(138)	(297)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	Selling, general and administrative

	—	—

Total reclassifications	$(138)	$(297)

	Predecessor
	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013	Condensed, Consolidated Statements of Income Classification
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(12)	$(30)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(416)	(565)	Other expenses

	(428)	(595)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	Selling, general and administrative

	—	—

Total reclassifications	$(428)	$(595)